Impairment of Non-current Assets - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Impairment Of Non Current Assets [Line Items]
Non-cash impairment loss	$ 11,580
After tax real discount rate	7.50%
Decrease in sales	1.00%
Increase in discount rate	1.00%
1% decrease in sales
Impairment Of Non Current Assets [Line Items]
Additional impairment charges	$ 359
1% increase in discount rate
Impairment Of Non Current Assets [Line Items]
Additional impairment charges	$ 553
2019
Impairment Of Non Current Assets [Line Items]
EBITDA margin	8.30%
Sales growth	69.00%
2020
Impairment Of Non Current Assets [Line Items]
EBITDA margin	1.00%
Sales growth	32.00%
2021
Impairment Of Non Current Assets [Line Items]
EBITDA margin	5.80%
Sales growth	20.00%
2022
Impairment Of Non Current Assets [Line Items]
EBITDA margin	9.90%
Sales growth	0.00%